Investment in Master Trust - Fair value hierarchy (Details) - Puerto Rico Group Savings Plan - Sanofi U.S. Group Savings Master Trust - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investment in Master Trust
Total investments measured at fair value	$ 8,808,891,943	$ 7,969,065,149
Self-directed brokerage accounts
Investment in Master Trust
Total investments measured at fair value	195,671,531	166,382,492
Company stock
Investment in Master Trust
Total investments measured at fair value	37,420,776	42,496,960
Total investments in the fair value hierarchy | Self-directed brokerage accounts
Investment in Master Trust
Total investments measured at fair value	195,671,531	166,382,492
Total investments in the fair value hierarchy | Company stock
Investment in Master Trust
Total investments measured at fair value	37,420,776	42,496,960
Level 1
Investment in Master Trust
Total investments measured at fair value	233,092,307	208,879,452
Level 1 | Self-directed brokerage accounts
Investment in Master Trust
Total investments measured at fair value	195,671,531	166,382,492
Level 1 | Company stock
Investment in Master Trust
Total investments measured at fair value	37,420,776	42,496,960
Investments measured at net asset value
Investment in Master Trust
Total investments measured at fair value	$ 8,575,799,636	$ 7,760,185,697